Note 1 - Organization and Significant Accounting Policies (Tables)	12 Months Ended
Jun. 28, 2015
Notes Tables
Schedule of Depreciation and Amortization Rates [Table Text Block]
Bowling lanes and equipment (years)	3	-	10
Building and building improvements (years)	10	-	39
Leasehold improvements (years)	5	-	15
Amusement games (years)	3	-	5